================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3430

                       Oppenheimer U.S. Government Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                               Principal
                                                                                 Amount                 Value
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.4%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 1.217%, 5/25/34(1)                      $ 3,987,267           $ 3,363,487
---------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 0.357%, 9/25/36(1)                         945,616               279,812
---------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/1/36                                                 934,932               721,244
---------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                      1,930,000             1,959,385
---------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(2)                                        2,750,000             2,757,880
---------------------------------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(2)                           2,150,000             2,155,244
---------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-
Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36                        747,906               649,023
---------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17(3)                                                                        888,060               884,419
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Interest-Only Stripped Pass-
Through Certificates, Series 2002-AL1, Cl. AIO, 19.257%,
2/25/32(4)                                                                      8,761,518               955,458
                                                                                                    -----------
Total Asset-Backed Securities (Cost $15,016,830)                                                     13,725,952

---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-72.4%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-63.9%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-60.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                     118,855               125,862
5%, 7/15/33-6/15/34                                                             3,248,275             3,482,016
5.50%, 9/1/39                                                                   7,244,817             7,839,442
6%, 1/1/22-7/15/24                                                              2,843,348             3,116,144
6.50%, 4/15/18-4/1/34                                                           2,003,735             2,198,809
7%, 8/15/16-3/1/35                                                              4,928,849             5,625,430
7.50%, 9/15/12-2/15/32                                                          2,730,756             3,178,476
8%, 4/1/16                                                                        371,576               407,367
9%, 8/1/22-5/1/25                                                                 116,883               132,803
11.50%, 6/15/20-12/3/20                                                            72,599                79,410
12.50%, 7/15/19                                                                    12,183                13,688
13%, 8/15/15                                                                       15,087                16,956
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 30 yr., 4.50%, 12/1/31(5)                    18,250,000            19,219,531
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                     38,951                44,757
Series 1644, Cl. S, 2.726%, 12/15/23(1)                                         4,992,833             5,313,170
Series 2006-11, Cl. PS, 23.624%, 3/25/36(1)                                       864,193             1,214,967
Series 2043, Cl. ZP, 6.50%, 4/15/28                                             2,893,868             3,322,351
Series 2116, Cl. ZA, 6%, 1/15/29                                                1,973,367             2,229,137
Series 2148, Cl. ZA, 6%, 4/15/29                                                3,181,148             3,384,758
Series 2220, Cl. PD, 8%, 3/15/30                                                  169,832               199,230
Series 2326, Cl. ZP, 6.50%, 6/15/31                                               349,907               403,199
Series 2344, Cl. FP, 1.198%, 8/15/31(1)                                           500,204               507,861
Series 2368, Cl. PR, 6.50%, 10/15/31                                            1,452,938             1,584,591

1 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                         Principal
                                                                          Amount                 Value
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2427, Cl. ZM, 6.50%, 3/15/32                                  $ 1,256,684             $ 1,400,708
Series 2451, Cl. FD, 1.248%, 3/15/32(1)                                  351,032                 357,812
Series 2461, Cl. PZ, 6.50%, 6/15/32                                      830,320                 948,583
Series 2464, Cl. FI, 1.248%, 2/15/32(1)                                  372,155                 378,154
Series 2465, Cl. PG, 6.50%, 6/15/32                                    1,170,092               1,375,766
Series 2470, Cl. LF, 1.248%, 2/15/32(1)                                  373,250                 380,608
Series 2471, Cl. FD, 1.248%, 3/15/32(1)                                  570,083                 580,709
Series 2500, Cl. FD, 0.748%, 3/15/32(1)                                  564,474                 567,676
Series 2517, Cl. GF, 1.248%, 2/15/32(1)                                  295,802                 301,449
Series 2526, Cl. FE, 0.648%, 6/15/29(1)                                  720,613                 726,080
Series 2530, Cl. FD, 0.748%, 2/15/32(1)                                  768,010                 773,084
Series 2538, Cl. F, 0.848%, 12/15/32(1)                                  878,734                 885,959
Series 2551, Cl. FD, 0.648%, 1/15/33(1)                                  491,914                 495,422
Series 2551, Cl. LF, 0.748%, 1/15/33(1)                                   45,551                  45,813
Series 2915, Cl. GA, 4.50%, 12/1/21                                      288,108                 288,961
Series 3015, Cl. GM, 5%, 8/1/35                                        8,440,000               9,557,650
Series 3019, Cl. MD, 4.75%, 1/1/31                                     1,157,084               1,166,012
Series 3094, Cl. HS, 23.474%, 6/15/34(1)                                 495,059                 659,583
Series 3134, Cl. FA, 0.548%, 3/15/36(1)                               10,231,400              10,263,154
Series 3242, Cl. QA, 5.50%, 3/1/30                                       604,683                 608,983
Series 3822, Cl. JA, 5%, 6/1/40                                        3,811,112               4,157,855
Series 3848, Cl. WL, 4%, 4/1/40                                        2,783,599               2,950,339
Series 3917, Cl. BA, 4%, 6/1/38                                        5,460,931               5,732,486
Series R013, Cl. AB, 6%, 12/1/21                                         739,344                 754,065
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 13.019%, 2/1/28(4)                                   196,374                  36,091
Series 205, Cl. IO, 13.425%, 9/1/29(4)                                 1,275,936                 243,326
Series 206, Cl. IO, 0%, 12/1/29(4,6)                                     347,261                  79,011
Series 2074, Cl. S, 61.404%, 7/17/28(4)                                  276,568                  61,652
Series 2079, Cl. S, 72.553%, 7/17/28(4)                                  465,065                 104,438
Series 2122, Cl. S, 41.582%, 2/15/29(4)                                1,646,186                 332,978
Series 2304, Cl. SK, 49.355%, 6/15/29(4)                               1,643,201                 354,734
Series 243, Cl. 6, 22.307%, 12/15/32(4)                                  582,862                  90,937
Series 2493, Cl. S, 56.60%, 9/15/29(4)                                   377,522                  86,124
Series 2526, Cl. SE, 39.675%, 6/15/29(4)                                 639,116                 139,047
Series 2531, Cl. ST, 49.802%, 2/15/30(4)                                  41,299                   1,545
Series 2795, Cl. SH, 13.801%, 3/15/24(4)                               4,546,250                 692,818
Series 2802, Cl. AS, 61.91%, 4/15/33(4)                                  510,913                  36,928
Series 2819, Cl. S, 52.031%, 6/15/34(4)                                5,837,592               1,244,791
Series 2920, Cl. S, 63.12%, 1/15/35(4)                                 3,450,039                 614,815
Series 3004, Cl. SB, 99.999%, 7/15/35(4)                               5,309,330                 862,740
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                                 468,829                  62,189
Series 3451, Cl. SB, 22.024%, 5/15/38(4)                               4,339,761                 567,533
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed
Security, Series 237, Cl. F16, 0.748%, 5/15/36(1)                      5,957,085               5,989,927
--------------------------------------------------------------------------------------------------------

2 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                       Principal
                                                                         Amount                 Value
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn.:
2.579%, 10/1/36(1)                                                   $12,719,410             $13,437,990
3.50%, 12/1/26-1/1/27(5)                                              15,205,000              15,788,146
4%, 12/1/41-1/1/42(5)                                                 42,510,000              44,288,203
4.50%, 5/25/18-6/1/20                                                 13,627,156              14,580,505
4.50%, 12/1/41-1/1/42(5)                                              56,995,000              60,268,983
5%, 12/1/17-6/25/22                                                   21,717,285              23,451,656
5%, 12/1/41(5)                                                        46,982,000              50,505,664
5%, 9/25/18(7)                                                           507,117                 547,635
5.50%, 1/1/36                                                          1,605,783               1,750,554
5.50%, 12/1/26-12/1/41(5)                                             33,344,000              36,183,706
6%, 6/25/30-3/1/37                                                    20,641,928              22,759,528
6%, 12/1/41(5)                                                         5,590,000               6,128,039
6%, 10/25/33(7)                                                        2,436,653               2,705,881
6.50%, 6/25/17-1/1/34                                                 14,893,405              16,840,535
7%, 11/1/17-11/25/35                                                  10,566,779              12,004,934
7.50%, 2/25/27-8/25/33                                                 7,528,300               8,776,465
8%, 12/25/22                                                              22,391                  26,035
8.50%, 7/1/32                                                             44,684                  50,995
11%, 7/25/16                                                              16,149                  16,875
11.50%, 11/25/15                                                          15,620                  16,351
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr.:
3%, 12/1/26(5)                                                        52,770,000              54,064,517
4%, 12/1/26(5)                                                         1,385,000               1,454,899
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                                  3,489,326               4,231,885
Trust 1992-34, Cl. G, 8%, 3/25/22                                         15,657                  15,932
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                     975,560               1,088,651
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                   764,811                 879,452
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                 3,140,078               3,667,991
Trust 2001-69, Cl. PF, 1.257%, 12/25/31(1)                               846,398                 868,100
Trust 2002-29, Cl. F, 1.257%, 4/25/32(1)                                 409,853                 420,150
Trust 2002-52, Cl. FD, 0.757%, 9/25/32(1)                                471,578                 475,285
Trust 2002-59, Cl. F, 0.657%, 9/25/32(1)                               1,323,132               1,332,739
Trust 2002-60, Cl. FH, 1.257%, 8/25/32(1)                                753,940                 769,493
Trust 2002-64, Cl. FJ, 1.257%, 4/25/32(1)                                126,163                 129,332
Trust 2002-68, Cl. FH, 0.752%, 10/18/32(1)                               247,928                 250,117
Trust 2003-111, Cl. HF, 0.657%, 5/25/30(1)                             1,293,410               1,295,416
Trust 2003-116, Cl. FA, 0.657%, 11/25/33(1)                              330,467                 332,963
Trust 2003-130, Cl. CS, 13.586%, 12/25/33(1)                             487,921                 572,402
Trust 2003-26, Cl. XF, 0.707%, 3/25/23(1)                              2,482,833               2,499,955
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                  3,165,000               3,521,710
Trust 2003-89, Cl. XF, 0.657%, 11/25/32(1)                               320,923                 321,341
Trust 2004-72, Cl. FB, 0.757%, 9/25/34(1)                              2,248,237               2,265,364
Trust 2004-9, Cl. AB, 4%, 7/1/17                                       1,076,422               1,088,151
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                    2,305,005               2,620,272
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                4,700,000               5,213,747

3 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                     Principal
                                                                      Amount                  Value
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-22, Cl. EC, 5%, 10/1/28                                  $  313,513             $  315,153
Trust 2005-25, Cl. PS, 27.028%, 4/25/35(1)                           2,660,429              4,104,192
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                2,280,000              2,746,503
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                4,847,436              5,106,694
Trust 2006-46, Cl. SW, 23.256%, 6/25/36(1)                             563,827                785,105
Trust 2006-50, Cl. KS, 23.257%, 6/25/36(1)                           1,220,666              1,701,373
Trust 2006-50, Cl. SK, 23.257%, 6/25/36(1)                           1,880,986              2,649,534
Trust 2007-42, Cl. A, 6%, 2/1/33                                     2,718,308              2,864,948
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                                 2,000,000              2,384,159
Trust 2009-36, Cl. FA, 1.197%, 6/25/37(1)                            3,913,043              3,976,047
Trust 2011-122, Cl. EC, 1.50%, 1/1/20                                9,595,000              9,690,950
Trust 2011-15, Cl. DA, 4%, 3/1/41                                    3,576,518              3,763,626
Trust 2011-3, Cl. KA, 5%, 4/1/40                                     2,699,896              2,952,063
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 38.08%, 11/18/31(4)                           1,520,830                299,358
Trust 2001-63, Cl. SD, 35.031%, 12/18/31(4)                            555,721                108,797
Trust 2001-68, Cl. SC, 26.353%, 11/25/31(4)                            368,397                 70,820
Trust 2001-81, Cl. S, 32.80%, 1/25/32(4)                               373,553                 78,928
Trust 2002-28, Cl. SA, 38.505%, 4/25/32(4)                             331,706                 64,546
Trust 2002-38, Cl. SO, 53.544%, 4/25/32(4)                             498,162                 83,205
Trust 2002-39, Cl. SD, 42.678%, 3/18/32(4)                             526,509                110,422
Trust 2002-41, Cl. S, 67.123%, 7/25/32(4)                            1,793,789                390,640
Trust 2002-48, Cl. S, 34.566%, 7/25/32(4)                              528,783                103,225
Trust 2002-52, Cl. SD, 40.76%, 9/25/32(4)                              471,578                 99,950
Trust 2002-52, Cl. SL, 36.728%, 9/25/32(4)                             339,509                 68,381
Trust 2002-53, Cl. SK, 41.211%, 4/25/32(4)                             328,420                 71,737
Trust 2002-56, Cl. SN, 36.691%, 7/25/32(4)                             722,543                140,949
Trust 2002-77, Cl. IS, 48.267%, 12/18/32(4)                            848,720                185,306
Trust 2002-77, Cl. JS, 35.132%, 12/18/32(4)                          2,503,611                435,064
Trust 2002-77, Cl. SA, 29.747%, 12/18/32(4)                          1,797,639                328,797
Trust 2002-77, Cl. SH, 41.547%, 12/18/32(4)                            492,456                104,064
Trust 2002-9, Cl. MS, 33.533%, 3/25/32(4)                              592,872                124,063
Trust 2003-23, Cl. ES, 47.465%, 10/25/22(4)                          3,698,562                278,645
Trust 2003-25, Cl. IK, 30.024%, 4/1/33(4)                            7,773,636              1,312,785
Trust 2003-33, Cl. SP, 40.176%, 5/25/33(4)                           1,437,317                244,574
Trust 2003-4, Cl. S, 36.99%, 2/25/33(4)                                890,479                167,956
Trust 2003-89, Cl. XS, 44.133%, 11/25/32(4)                            862,240                 49,365
Trust 2004-65, Cl. SA, 51.613%, 5/25/23(4)                           2,000,175                127,632
Trust 2005-14, Cl. SE, 41.964%, 3/25/35(4)                           3,193,886                470,494
Trust 2005-40, Cl. SB, 71.672%, 5/25/35(4)                           2,467,516                472,937
Trust 2005-6, Cl. SE, 18.127%, 2/25/35(4)                            4,139,877                702,646
Trust 2005-71, Cl. SA, 62.132%, 8/25/25(4)                           2,301,251                322,867
Trust 2006-129, Cl. SM, 28.177%, 1/25/37(4)                          4,251,989                689,980
Trust 2006-51, Cl. SA, 47.867%, 6/25/36(4)                           3,997,345                614,051

4 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                          Principal
                                                                            Amount                 Value
-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2006-60, Cl. DI, 39.059%, 4/25/35(4)                              $  2,884,656           $    353,015
Trust 2007-77, Cl. SB, 48.02%, 12/25/31(4)                                 5,158,497                280,319
Trust 2007-88, Cl. XI, 25.741%, 6/25/37(4)                                 1,944,793                289,582
Trust 2008-55, Cl. SA, 23.123%, 7/25/38(4)                                 2,568,995                350,177
Trust 2011-84, Cl. IG, 5.577%, 8/1/13(4)                                   8,231,975                203,895
Trust 221, Cl. 2, 38.687%, 5/1/23(4)                                       1,094,944                203,993
Trust 252, Cl. 2, 39.351%, 11/1/23(4)                                        530,949                100,383
Trust 303, Cl. IO, 37.821%, 11/1/29(4)                                     4,225,579                784,608
Trust 319, Cl. 2, 25.743%, 2/1/32(4)                                       1,145,994                212,133
Trust 321, Cl. 2, 7.062%, 4/1/32(4)                                        1,526,668                286,833
Trust 324, Cl. 2, 2.483%, 7/1/32(4)                                          664,579                114,441
Trust 328, Cl. 2, 0%, 12/1/32(4,6)                                         4,741,479                948,434
Trust 334, Cl. 12, 17.22%, 2/1/33(4)                                       2,331,911                359,909
Trust 339, Cl. 7, 0%, 7/1/33(4,6)                                          2,101,953                307,639
Trust 351, Cl. 10, 22.813%, 4/1/34(4)                                      1,717,523                251,750
Trust 351, Cl. 8, 1.563%, 4/1/34(4)                                        1,518,898                224,708
Trust 356, Cl. 10, 0%, 6/1/35(4,6)                                         1,251,114                185,970
Trust 356, Cl. 12, 0%, 2/1/35(4,6)                                           626,428                 92,982
Trust 362, Cl. 13, 5.601%, 8/1/35(4)                                       1,052,527                166,114
Trust 364, Cl. 15, 6.021%, 9/1/35(4)                                       1,699,358                271,385
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 10.653%, 9/1/32(8)                   311,236                274,711
-----------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 2IO, 21.20%, 6/15/25(4)                      5,121,838                112,792
                                                                                               ------------
                                                                                                597,845,338
-----------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-1.0%
Government National Mortgage Assn.:
2.375%, 5/9/17(1)                                                             12,897                 13,381
5%, 11/1/34                                                                  631,060                667,563
6.50%, 11/29/23-12/30/23                                                      71,453                 81,325
7%, 1/29/28-2/8/30                                                           411,476                476,430
7.50%, 3/2/22-11/29/26                                                       232,032                271,069
8%, 9/29/16-8/29/28                                                           51,368                 58,837
8.50%, 8/1/17-12/15/17                                                       201,261                227,510
9.50%, 7/30/18-12/30/19                                                        6,405                  6,470
10%, 8/29/17-8/30/19                                                          51,705                 58,247
10.50%, 12/30/15-12/30/20                                                    143,310                158,943
11%, 11/8/19-8/8/20                                                          119,789                136,380
12%, 12/30/12-3/30/14                                                          2,086                  2,105
13.50%, 1/30/13                                                                1,399                  1,412
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                        4,083,183              4,784,400
Series 2000-12, Cl. ZA, 8%, 2/16/30                                        1,009,838              1,161,111
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 68.88%, 7/16/28(4)                                 1,001,359                229,406

5 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                            Principal
                                                                              Amount                 Value
-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Series 1998-6, Cl. SA, 81.561%, 3/16/28(4)                                 $   589,314             $  134,035
Series 2007-17, Cl. AI, 20.298%, 4/16/37(4)                                  4,580,702                866,496
Series 2010-111, Cl. GI, 20.692%, 9/1/13(4)                                 37,921,651                950,995
                                                                                                   ----------
                                                                                                   10,286,115
-------------------------------------------------------------------------------------------------------------
OTHER AGENCY-2.4%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                                      2,270,389              2,280,632
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                                      4,345,000              4,563,738
Series 2010-C1, Cl. APT, 2.65%, 10/29/20                                     4,941,754              5,148,384
-------------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.695%, 10/7/20(1)                                          4,568,450              4,574,389
-------------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts.:
Series 2010-R3, Cl. 2A, 0.801%, 12/8/20(1)                                   3,343,122              3,359,838
Series 2010-R3, Cl. 3A, 2.40%, 12/8/20                                       3,362,590              3,432,464
                                                                                                   ----------
                                                                                                   23,359,445
-------------------------------------------------------------------------------------------------------------
NON-AGENCY-8.5%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL-5.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-3, Cl. A4, 5.801%,
6/1/49(1)                                                                    2,035,000              2,157,014
-------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, 0%, 6/22/24(2,4,6)                                                     5,612,207                274,412
-------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-
Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                 4,872,099              4,653,678
-------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed
Pass-Through Certificates, Series 2006-AR1, Cl. 1A1, 2.66%,
10/25/35(1)                                                                  6,196,313              4,760,916
-------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                     3,370,000              3,497,728
-------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Series 2010-C1, Cl. XPA, 4.858%, 9/1/20(2,4)                      24,338,832              1,873,871
-------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                      5,040,000              5,293,454
-------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39                        2,610,000              2,390,124
-------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                        1,598,127              1,475,967
-------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-
Only Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 0%,
1/17/34(2,4,6)                                                              18,181,862                202,273
-------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
Bonds, Series 2005-4, Cl. 1A1A, 0.797%, 5/25/35(1)                           2,833,876              2,006,057
-------------------------------------------------------------------------------------------------------------

6 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                              Principal
                                                                                Amount                 Value
---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
---------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                      $ 3,590,000             $3,812,869
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                  1,135,000              1,139,256
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
LD11, Commercial Mtg. Pass-Through Certificates, Series
2007-LD11, Cl. A4, 6.005%, 6/1/49(1)                                           2,400,000              2,512,982
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust 2007-
LDP11, Commercial Mtg. Pass-Through Certificates, Series
2007-LDP11, Cl. ASB, 6.005%, 6/1/49(1)                                         2,480,000              2,635,708
---------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 3.023%, 1/1/37(1)                         790,337                520,305
---------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%,
7/11/40                                                                        4,635,000              4,982,120
---------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(2)                  226,414                183,737
---------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                             1,851,625              1,900,891
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 6.08%,
6/1/49(1)                                                                      2,575,000              2,387,047
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Pass-
Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                2,980,000              3,254,766
---------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C28,
Commercial Mtg. Pass-Through Certificates, Series 2006-C28,
Cl. A4, 5.572%, 10/1/48                                                        1,145,000              1,229,087
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.734%,
2/1/35(1)                                                                      3,550,680              3,131,048
---------------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl.
XA, 7.82%, 3/1/44(4)                                                          14,806,291              1,323,579
                                                                                                     ----------
                                                                                                     57,598,889
---------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.5%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.709%, 10/1/35(1)                       3,674,995              2,970,350
---------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                              545,515                489,504
---------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2,
5.037%, 9/1/35(1)                                                              1,755,059              1,522,871
                                                                                                     ----------
                                                                                                      4,982,725
---------------------------------------------------------------------------------------------------------------
OTHER-0.4%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                          3,590,000              3,804,291

7 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                                Principal
                                                                                  Amount                  Value
------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------------
RESIDENTIAL-1.8%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-
Through Certificates, Series 2007-A1, Cl. 9A1, 2.736%, 2/1/37(1)               $ 1,771,375             $ 1,697,121
------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-
Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                     2,988,998               2,895,416
------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-
Through Certificates, Series 2007-HY3, Cl. 1A1, 2.965%, 6/1/47(1)                3,195,711               2,074,382
------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-
Through Certificates, Series 2007-HY4, Cl. 1A1, 5.609%, 9/1/47(1)                3,112,852               1,973,299
------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.774%, 5/1/34(1)                          2,049,237               1,640,394
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-
Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.377%,
10/25/36(1)                                                                      2,556,439               2,306,341
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through
Certificates, Series 2005-A1, Cl. 2A1, 2.627%, 12/25/34(1)                         335,547                 321,287
------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                22,665                  12,948
------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 4A1,
2.618%, 2/1/37(1)                                                                4,753,084               3,171,070
------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.625%,
9/1/34(1)                                                                          266,167                 253,729
------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%,
10/25/35                                                                         1,043,895               1,003,807
                                                                                                       -----------
                                                                                                        17,349,794
                                                                                                       -----------
Total Mortgage-Backed Obligations (Cost $690,398,702)                                                  715,226,597
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-27.4%
Federal Home Loan Mortgage Corp. Nts.:
0.75%, 11/25/14                                                                 25,000,000              25,027,500
2%, 8/25/16                                                                      5,070,000               5,229,102
2.50%, 5/27/16                                                                   7,205,000               7,597,817
5%, 2/16/17                                                                     11,245,000              13,225,559
5.25%, 4/18/16                                                                  14,445,000              16,982,394
5.50%, 7/18/16                                                                   8,220,000               9,780,435
------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
0.75%, 12/19/14                                                                 50,018,000              49,973,234
0.875%, 8/28/14                                                                 42,482,000              42,679,541
2.375%, 4/11/16                                                                 17,445,000              18,288,640
4.375%, 10/15/15                                                                12,656,000              14,266,742
4.875%, 12/15/16(7)                                                             18,275,000              21,392,459
5%, 3/15/16                                                                     13,425,000              15,565,469
5.375%, 7/15/16                                                                  6,703,000               7,959,719
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
0.004%, 12/22/11                                                                11,500,000              11,499,846

8 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                         Principal
                                                                          Amount                 Value
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
0.011%, 12/15/11                                                         $11,650,000          $11,649,952
                                                                                              -----------
Total U.S. Government Obligations (Cost $263,816,437)                                         271,118,409
---------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES-26.7%
Federal Home Loan Bank:
0.001%, 12/1/11                                                              700,000              700,000
0.001%, 12/2/11                                                           14,950,000           14,949,996
0.001%, 12/9/11                                                           27,014,000           27,013,984
0.005%, 12/16/11                                                          94,700,000           94,699,803
0.01%, 12/21/11                                                           21,700,000           21,699,779
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
0.005%, 12/5/11                                                           25,000,000           24,999,986
0.005%, 12/7/11                                                            5,700,000            5,699,995
0.01%, 12/12/11                                                           35,524,000           35,523,951
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
0.001%, 12/7/11                                                            8,077,000            8,076,999
0.01%, 12/1/11                                                             5,100,000            5,100,000
0.01%, 12/6/11                                                            10,450,000           10,449,985
0.01%, 12/19/11                                                            2,700,000            2,699,987
0.015%, 12/5/11                                                           11,700,000           11,699,981
                                                                                              -----------
Total Short-Term Notes (Cost $263,314,446)                                                    263,314,446

                                                                         Strike
                                                       Expiration Date   Price        Contracts
-----------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.0%
U.S. Long Bond Futures, 3/21/12 Call(9)                       12/27/11   $   151.000        128            16,000
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 3/21/12 Call(9)                       12/27/11       153.000        131             8,188
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Call(9)           12/27/11       130.500         17             8,766
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Call(9)           12/27/11       133.000        136            10,625
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Call(9)           12/27/11       134.500          3                47
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Call(9)           12/27/11       136.000        204             3,188
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Call(9)           12/27/11       136.500          3                47
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)            12/27/11       124.500         52             3,250
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)            12/27/11       126.500         51            10,359
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)            12/27/11       127.000          7             1,969
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr., 3/21/12 Put(9)            12/27/11       127.500          5             1,875
                                                                                                         --------
Total Options Purchased (Cost $192,049)                                                                    64,314
-----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,232,738,464)                              127.9%               1,263,449,718
-----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (27.9)                (275,339,118)
                                                                         ----------------------------------------
Net Assets                                                                     100.0%              $  988,110,600
                                                                         ========================================

----------
Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,447,417 or 0.75% of the Fund's net assets as of November 30, 2011.

9     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

3. Restricted security. The aggregate value of restricted securities as of November 30, 2011 was $2,023,675, which represents 0.20% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                       UNREALIZED
                                                                             ACQUISITION                             APPRECIATION
SECURITY                                                                       DATES           COST       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
  Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49          7/14/10  $1,120,813  $1,139,256   $       18,443
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
  Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17                2/4/11-4/14/11     889,270     884,419           (4,851)
                                                                          -------------------------------------------------------
                                                                                          $2,010,083  $2,023,675   $       13,592
                                                                          =======================================================

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $26,845,468 or 2.72% of the Fund's net assets as of November 30, 2011.

5. When-issued security or delayed delivery to be delivered and settled after November 30, 2011. See accompanying Notes.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,506,044. See accompanying Notes.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $274,711 or 0.03% of the Fund's net assets as of November 30, 2011.

9.   Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                                 LEVEL 1-                 LEVEL 2-                LEVEL 3-
                                               UNADJUSTED        OTHER SIGNIFICANT             SIGNIFICANT
                                            QUOTED PRICES        OBSERVABLE INPUTS     UNOBSERVABLE INPUTS             VALUE
----------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                  $              -     $         13,725,952    $                  -    $   13,725,952
Mortgage-Backed Obligations                             -              715,226,597                       -       715,226,597
U.S. Government Obligations                             -              271,118,409                       -       271,118,409
Short-Term Notes                                        -              263,314,446                       -       263,314,446
Options Purchased                                  64,314                        -                       -            64,314
                                         -----------------------------------------------------------------------------------
Total Investments, at Value                        64,314            1,263,385,404                       -     1,263,449,718
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                     9,626                        -                       -             9,626
                                         -----------------------------------------------------------------------------------
Total Assets                             $         73,940     $      1,263,385,404    $                  -    $1,263,459,344
                                         -----------------------------------------------------------------------------------

10     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                 LEVEL 1-                 LEVEL 2-                LEVEL 3-
                                               UNADJUSTED        OTHER SIGNIFICANT             SIGNIFICANT
                                            QUOTED PRICES        OBSERVABLE INPUTS     UNOBSERVABLE INPUTS             VALUE
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                          $     (2,056,493)    $                 --    $                 --    $   (2,056,493)
Appreciated options written, at value             (37,125)                                                           (37,125)
Depreciated options written, at value             (15,500)                      --                      --           (15,500)
                                         -----------------------------------------------------------------------------------
Total Liabilities                        $     (2,109,118)    $                 --    $                 --    $   (2,109,118)
                                         -----------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                            UNREALIZED
                                                                     NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                       BUY/SELL  CONTRACTS     DATE        VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond                                             Buy             305     3/21/12  $ 43,119,375  $     (625,897)
U.S. Treasury Nts., 2 yr.                                  Sell            837     3/30/12   184,558,500         (21,830)
U.S. Treasury Nts., 5 yr.                                  Sell             98     3/30/12    12,018,781          12,359
U.S. Treasury Nts., 10 yr.                                 Buy             547     3/21/12    70,751,031        (218,011)
U.S. Treasury Ultra Bonds                                  Buy             495     3/21/12    76,941,563      (1,873,108)
                                                                                                          --------------
                                                                                                          $   (2,726,487)
                                                                                                          ==============

WRITTEN OPTIONS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                             UNREALIZED
                                                  NUMBER OF  EXERCISE   EXPIRATION   PREMIUMS               APPRECIATION/
DESCRIPTION                                 TYPE  CONTRACTS     PRICE         DATE   RECEIVED     VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures                      Call        262  $ 152.000    12/27/11  $ 138,826  $(24,563)  $      114,263
U.S. Treasury Nts. Futures, 10 yr.          Call        271    135.000    12/27/11      3,923    (4,234)            (311)
U.S. Treasury Nts. Futures, 10 yr.          Call         68    134.000    12/27/11      3,094    (2,125)             969
U.S. Treasury Nts. Futures, 10 yr.          Call         51    132.500    12/27/11     13,445    (6,375)           7,070
U.S. Treasury Nts. Futures, 10 yr.          Call          5    135.500    12/27/11        149       (78)              71
U.S. Treasury Nts. Futures, 10 yr.          Put         103    125.500    12/27/11      8,670   (11,266)          (2,596)
U.S. Treasury Nts. Futures, 10 yr.          Put          51    125.000    12/27/11      7,102    (3,984)           3,118
                                                                                    ------------------------------------
                                                                                    $ 175,209  $(52,625)  $      122,584
                                                                                    ====================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The

11     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers

12     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                WHEN-ISSUED OR DELAYED DELIVERY
                                BASIS TRANSACTIONS
---------------------------------------------------------------
Purchased securities            $                   316,408,844
Sold securities                                      28,857,219

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

13     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

14     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $162,434,055 and $142,492,356 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $11,715 and $9,598 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

15     |     Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $9,344 and $8,352 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended November 30, 2011 was as follows:

                                 CALL OPTIONS                  PUT OPTIONS
                           ------------------------      -----------------------
                           NUMBER OF     AMOUNT OF       NUMBER OF     AMOUNT OF
                           CONTRACTS      PREMIUMS       CONTRACTS     PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
August 31, 2011                   --   $        --             --    $        --
Options written                1,450       221,667          1,036         79,941
Options closed or expired       (793)      (62,230)          (882)       (64,169)
                           -----------------------------------------------------
Options outstanding as of
November 30, 2011                657   $   159,437            154    $    15,772
                           =====================================================

RESTRICTED SECURITIES

As of November 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 1,232,841,482
Federal tax cost of other investments         (3,214,034)
                                         ---------------
Total federal tax cost                   $ 1,229,627,448
                                         ===============
Gross unrealized appreciation            $    41,207,255
Gross unrealized depreciation                (13,202,922)
                                         ---------------
Net unrealized appreciation              $    28,004,333
                                         ===============

16     |     Oppenheimer U.S. Government Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date:1/10/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 1/10/2012